Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss, Current	$ 0.8	$ 0.5
Other non-current assets, accumulated depreciation	1.9	1.7
Vessels and equipment, accumulated depreciation	201.7	170.2
Deferred drydock expenditure, accumulated amortization	$ 18.4	$ 13.3
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	225,000,000	225,000,000
Common stock, shares issued (in shares)	36,383,937	35,206,656
Common stock, shares outstanding (in shares)	34,363,884	33,186,603
Treasury stock, shares issued (in shares)	2,020,053	2,020,053
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%